Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Net Loss and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:
	March 31, 2026	December 31, 2025
Investments held in Trust Account	$301,732	$297,614
Cash and cash equivalents	$155,345	$348,472
	For the Three Months Ended March 31,
	2026	2025
General and administrative expenses	$465,257	$725,720
Interest income on investments held in Trust Account	$2,625	$38,515
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:
	December 31, 2025	December 31, 2024
Investments held in Trust Account	$297,614	$3,666,439
Cash and cash equivalents	$348,472	$142,260
	For the Year Ended December 31,
	2025	2024
General and administrative expenses	$1,876,932	$3,402,952
Interest income on investments held in Trust Account	$110,291	$850,641